CONCENTRATIONS (Details Narrative)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Earned revenues from customers in percent			80.00%	29.00%
Accounts receivable from customers in percent		82.00%	44.00%	56.00%
Earned revenues from customers in percent	80.00%	81.00%
Customer One [Member]
Earned revenues from customers in percent				12.00%
Accounts receivable from customers in percent				27.00%
Customer Two [Member]
Earned revenues from customers in percent				17.00%
Accounts receivable from customers in percent				11.00%
Customer Three [Member]
Accounts receivable from customers in percent				18.00%
Customer One [Member]
Earned revenues from customers in percent			12.00%
Accounts receivable from customers in percent		32.00%	12.00%
Earned revenues from customers in percent	14.00%	20.00%
Customer Two [Member]
Earned revenues from customers in percent			12.00%
Accounts receivable from customers in percent		27.00%	19.00%
Earned revenues from customers in percent	25.00%	28.00%
Customer Three [Member]
Earned revenues from customers in percent			31.00%
Accounts receivable from customers in percent		10.00%	13.00%
Earned revenues from customers in percent	21.00%	17.00%
Customer Four [Member]
Earned revenues from customers in percent			12.00%
Accounts receivable from customers in percent		13.00%
Earned revenues from customers in percent	20.00%	16.00%
Customer Five [Member]
Earned revenues from customers in percent			13.00%